----------------------------
                                                            OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number:
                                                    Expires:
                                                    Estimated average burden
                                                    hours per response.....
                                                    ----------------------------
                                                           SEC USE ONLY
                                                    ----------------------------

                                                    ----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2006

If amended report check here:      |X|                    Amendment Number: 1

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding
                                       entries.

Deephaven Capital Management LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

130 Cheshire Lane,  Suite 102,  Minnetonka,  MN  55305
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-06461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Thomas Wagner               Chief Compliance Officer            (952) 249-5657
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                             /s/ Thomas Wagner
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                             Minnetonka, MN  55305
                                                November 14, 2007
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       _____0_______

Form 13F Information Table Entry Total:  _____37_______

Form 13F Information Table Value Total: $___1,519,021_________
                                         (thousands)


THIS AMENDMENT ADDS SECURITIES HOLDINGS TO THOSE REPORTED ON FORM 13F AS FILED ON NOVEMBER 13,2006 FOR THE PERIOD ENDING SEPTEMBER 30, 2006. THESE HOLDINGS ARE ADDED PURSUANT TO EXPIRATION OF CONFIDENTIAL TREATMENT STATUS.




List of Other Included Managers:  N/A





                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ACE CASH EXPRESS INC  COM            004403101  6341       212141    SHS          SOLE        NONE          212141      0       0
ADE CORP MASS         COM            00089C107  1638       51147     SHS          SOLE        NONE          51147       0       0
ADVO INC              COM            007585102  8602       307450    SHS          SOLE        NONE          307450      0       0
ALDERWOODS GROUP INC  COM            014383103  22188      1118930   SHS          SOLE        NONE          1118930     0       0
AMERUS GROUP CO       COM            03072M108  86073      1265600   SHS          SOLE        NONE          1265600     0       0
ANDRX CORP DEL        COM            034553107  42807      1752230   SHS          SOLE        NONE          1752230     0       0
ARAMARK CORP          CL B           038521100  21426      652054    SHS          SOLE        NONE          652054      0       0
ATI TECHNOLOGIES INC  COM            001941103  188885     8805841   SHS          SOLE        NONE          8805841     0       0
AZTAR CORP            COM            054802103  81595      1539244   SHS          SOLE        NONE          1539244     0       0
BANTA CORP            COM            066821109  13828      290500    SHS          SOLE        NONE          290500      0       0
BELLSOUTH CORP        COM            079860102  51822      1212200   SHS          SOLE        NONE          1212200     0       0
FIDELITY BANKSHARES   COM            31604Q107  33116      848921    SHS          SOLE        NONE          848921      0       0
FILENET CORP          COM            316869106  23671      679619    SHS          SOLE        NONE          679619      0       0
FISHER SCIENTIFIC IN  COM NEW        338032204  9256       118300    SHS          SOLE        NONE          118300      0       0
FREESCALE SEMICONDUC  CL B           35687M206  145088     3814602   SHS          SOLE        NONE          3814602     0       0
GLAMIS GOLD LTD       COM            376775102  40715      1032601   SHS          SOLE        NONE          1032601     0       0
GOLD KIST INC         COM            380614107  18860      905000    SHS          SOLE        NONE          905000      0       0
GOLDEN WEST FINL COR  COM            381317106  43152      558600    SHS          SOLE        NONE          558600      0       0
HCA INC               CALL           404119909  12472      250000          CALL   SOLE        NONE          250000      0       0
HCA INC               COM            404119109  148136     2969245   SHS          SOLE        NONE          2969245     0       0
INCO LTD              COM            453258402  134850     1769300   SHS          SOLE        NONE          1769300     0       0
INTERGRAPH CORP       COM            458683109  1881       43864     SHS          SOLE        NONE          43864       0       0
INTERNATIONAL DISPLA  COM            459412102  10826      1699597   SHS          SOLE        NONE          1699597     0       0
INTERNET SEC SYS INC  COM            46060X107  45249      1630000   SHS          SOLE        NONE          1630000     0       0
IPCS INC              COM NEW        44980Y305  7180       134081    SHS          SOLE        NONE          134081      0       0
MACDERMID INC         COM            554273102  10114      310045    SHS          SOLE        NONE          310045      0       0
MICHAELS STORES INC   COM            594087108  125279     2877329   SHS          SOLE        NONE          2877329     0       0
MICHAELS STORES INC   PUT            594087958  5791       133000          PUT    SOLE        NONE          133000      0       0
MSYSTEMS LTD          SHS            M7061C100  39872      990850    SHS          SOLE        NONE          990850      0       0
NS GROUP INC          COM            628916108  323        5000      SHS          SOLE        NONE          5000        0       0
RECKSON ASSOCS RLTY   COM            75621K106  5453       127400    SHS          SOLE        NONE          127400      0       0
SANDISK CORP          COM            80004C101  4813       89900     SHS          SOLE        NONE          89900       0       0
SERVICE CORP INTL     COM            817565104  3428       367000    SHS          SOLE        NONE          367000      0       0
SUPERGEN INC          COM            868059106  233        50000     SHS          SOLE        NONE          50000       0       0
SYMBOL TECHNOLOGIES   COM            871508107  10699      720000    SHS          SOLE        NONE          720000      0       0
VERITAS DGC INC       COM            92343P107  16759      254614    SHS          SOLE        NONE          254614      0       0
WEST CORP             COM            952355105  96600      2000000   SHS          SOLE        NONE          2000000     0       0